Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	MFS® INSTITUTIONAL TRUST
Entity Central Index Key	0000867969
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 27, 2020
Document Effective Date	Oct. 28, 2020
Prospectus Date	Oct. 28, 2020
MFS Institutional International Equity Fund | MFS Institutional International Equity Fund
Prospectus:
Trading Symbol	MIEIX